Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Automobiles - 0.3%
Rivian Automotive, Inc., Class A (A)	232,901	$ 4,518,279

Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (A)	15,527	3,515,313
Ginkgo Bioworks Holdings, Inc. (A)	3,155,884	6,153,974
Intellia Therapeutics, Inc. (A) (B)	143,234	6,078,851
Moderna, Inc. (A)	12,931	2,276,632
ProKidney Corp. (A)	170,370	1,776,959

		19,801,729

Capital Markets - 0.5%
Coinbase Global, Inc., Class A (A)	134,705	7,877,548

Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (A) (B)	1,695,105	3,085,091

Consumer Finance - 0.2%
Upstart Holdings, Inc. (A) (B)	141,594	2,644,976

Entertainment - 5.7%
ROBLOX Corp., Class A (A)	2,000,178	74,426,623
Sea Ltd., ADR (A) (B)	163,973	10,568,060

		84,994,683

Health Care Equipment & Supplies - 0.1%
Dexcom, Inc. (A)	18,743	2,007,188

Health Care Providers & Services - 3.7%
agilon health, Inc. (A) (B)	2,016,515	43,879,367
Guardant Health, Inc. (A)	342,833	10,775,241

		54,654,608

Health Care Technology - 1.8%
Doximity, Inc., Class A (A) (B)	743,902	26,237,424

Interactive Media & Services - 2.3%
ZoomInfo Technologies, Inc. (A)	1,212,950	34,241,578

Internet & Direct Marketing Retail - 17.7%
Chewy, Inc., Class A (A) (B)	1,014,369	45,707,467
Coupang, Inc. (A)	2,209,405	37,316,850
DoorDash, Inc., Class A (A)	1,172,971	67,938,480
Global-e Online Ltd. (A) (B)	310,747	9,313,088
Grab Holdings Ltd., Class A (A)	7,594,368	28,782,655
MercadoLibre, Inc. (A)	42,404	50,108,383
Wayfair, Inc., Class A (A) (B)	392,804	23,764,642

		262,931,565

IT Services - 27.6%
Adyen NV (A) (B) (C)	39,167	59,216,862
Affirm Holdings, Inc. (A) (B)	751,381	12,164,858
Block, Inc. (A)	362,404	29,615,655
Cloudflare, Inc., Class A (A)	1,696,247	89,748,429
Shopify, Inc., Class A (A)	2,151,767	106,017,560
Snowflake, Inc., Class A (A)	723,321	113,156,337

		409,919,701

Leisure Products - 0.8%
Peloton Interactive, Inc., Class A (A) (B)	894,700	11,568,471

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 4.4%
10X Genomics, Inc., Class A (A)	636,949	$ 29,828,322
Illumina, Inc. (A)	163,317	34,982,501

		64,810,823

Pharmaceuticals - 6.0%
Royalty Pharma PLC, Class A	2,282,108	89,435,812

Road & Rail - 7.0%
Uber Technologies, Inc. (A)	3,338,224	103,251,268

Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV	45,819	30,279,028

Software - 16.6%
Bill.com Holdings, Inc. (A)	639,382	73,925,347
Datadog, Inc., Class A (A)	830,491	62,129,032
Gitlab, Inc., Class A (A) (B)	486,816	24,053,578
Trade Desk, Inc., Class A (A)	1,714,258	86,912,881

		247,020,838

Specialty Retail - 0.6%
Carvana Co. (A) (B)	911,066	9,265,541

Total Common Stocks (Cost $2,074,193,143)		1,468,546,151

OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	74,046,163	74,046,163

Total Other Investment Company (Cost $74,046,163)		74,046,163

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.80% (D), dated 01/31/2023, to be repurchased at $19,316,609 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $19,701,959.	$ 19,315,643	19,315,643

Total Repurchase Agreement (Cost $19,315,643)		19,315,643

Total Investments Excluding Options Purchased (Cost $2,167,554,949)		1,561,907,957
Total Options Purchased - 0.1% (Cost $5,055,287)		2,099,154

Total Investments (Cost $2,172,610,236)		1,564,007,111
Net Other Assets (Liabilities) - (5.2)%		(77,280,096)

Net Assets - 100.0%		$ 1,486,727,015

Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.43	01/17/2024	USD	279,788,523	$1,317,057	$1,095,652
Put - USD vs. CNH	JPM	USD	7.53	07/21/2023	USD	373,683,589	1,855,339	399,468
Put - USD vs. CNH	SCB	USD	7.57	08/23/2023	USD	418,270,405	1,867,159	600,636
Put - USD vs. CNH	GSI	USD	7.87	10/09/2023	USD	3,267,527	15,732	3,398

Total							$5,055,287	$2,099,154

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,409,329,289	$59,216,862	$—	$1,468,546,151
Other Investment Company	74,046,163	—	—	74,046,163
Repurchase Agreement	—	19,315,643	—	19,315,643
Over-the-Counter Foreign Exchange Options Purchased	—	2,099,154	—	2,099,154

Total Investments	$1,483,375,452	$80,631,659	$—	$1,564,007,111

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $184,061,109, collateralized by cash collateral of $74,046,163 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $114,416,153. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of the 144A security is $59,216,862, representing 4.0% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Capital Growth (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption,

Transamerica Funds	Page 3

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4